Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease expenses
Operating lease expenses	¥ 121,393	¥ 135,663	¥ 148,234
Short-term lease expenses	56,808	24,359	1,615
Total	¥ 178,201	¥ 160,022	¥ 149,849